Document And Entity Information	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	American Vanguard Corporation
Entity Central Index Key	0000005981
Entity Emerging Growth Company	false
Entity File Number	001-13795
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2588080
Entity Address, Address Line One	4695 MacArthur Court
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	260-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.10 par value
Trading Symbol	AVD
Security Exchange Name	NYSE